Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000058323 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Invesco India ETF — NAV Return
Account Value	$ 21,507	$ 21,507	$ 21,507	$ 16,816	$ 15,665	$ 16,960	$ 11,807	$ 11,719	$ 10,203	$ 11,736	$ 9,429	$ 9,012	$ 10,000
Average Annual Return, Percent	27.90%	12.91%	7.96%
MSCI India Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index (Net)
Account Value	$ 22,828	$ 22,828	$ 22,828	17,204	16,518	17,739	11,809	12,117	10,316	11,779	9,561	9,194	10,000
Average Annual Return, Percent	32.69%	13.50%	8.60%
Blended FTSE India Quality and Yield Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended - FTSE India Quality and Yield Select Index
Account Value	$ 27,073	$ 27,073	$ 27,073	$ 19,916	$ 18,193	$ 19,604	$ 12,784	$ 12,511	$ 10,640	$ 12,041	$ 9,567	$ 9,104	$ 10,000
Average Annual Return, Percent	35.94%	16.69%	10.47%